Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE LIMITED-DURATION INFLATION FOCUSED BOND FUND, INC.
Entity Central Index Key	0001368135
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000036131
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	Investor Class
Trading Symbol	TRBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Investor Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads fluctuated, ending slightly wider and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s security selection positively impacted performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as positioning in several individual securities, particularly intermediate-maturity holdings, added value. In addition, the fund’s allocation to two-year and five-year zero-coupon inflation swaps contributed positively to relative performance.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period, creating a more challenging backdrop for portions of the curve where the fund was positioned. The fund and the benchmark had similar exposure to short-term inflation protected bonds, but the specific TIPS held by the fund experienced slightly less favorable price movements than those in the index.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary geopolitical tensions and energy shocks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,060	10,232	10,065
2016	10,060	9,908	10,080
2017	10,130	10,008	10,175
2017	10,130	10,158	10,183
2017	10,150	10,283	10,195
2017	10,130	10,227	10,173
2018	10,110	10,059	10,145
2018	10,179	10,120	10,237
2018	10,235	10,175	10,287
2018	10,151	10,089	10,212
2019	10,276	10,378	10,327
2019	10,491	10,768	10,526
2019	10,620	11,210	10,666
2019	10,620	11,178	10,671
2020	10,811	11,590	10,873
2020	10,767	11,781	10,899
2020	11,144	11,936	11,225
2020	11,190	11,992	11,248
2021	11,428	11,750	11,444
2021	11,688	11,734	11,699
2021	11,862	11,925	11,866
2021	11,927	11,854	11,948
2022	11,999	11,440	12,036
2022	11,862	10,769	11,951
2022	11,634	10,552	11,787
2022	11,380	10,332	11,557
2023	11,352	10,328	11,532
2023	11,425	10,538	11,706
2023	11,425	10,426	11,733
2023	11,533	10,454	11,877
2024	11,668	10,671	12,030
2024	11,831	10,676	12,197
2024	12,098	11,187	12,484
2024	12,182	11,173	12,593
2025	12,409	11,291	12,853
2025	12,583	11,258	13,047
2025	12,861	11,538	13,357
2025	12,872	11,809	13,381
2026	12,993	11,998	13,509
2026	13,084	11,836	13,635

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Limited Duration Inflation Focused Bond Fund (Investor Class)	3.99%	2.28%	2.72%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.51	3.11	3.15

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,248,530,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,421,000
InvestmentCompanyPortfolioTurnover	33.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,248,530 Number of Portfolio Holdings50
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	95.1%
U.S. Treasury Inflation-Indexed Bonds	4.6
Sequoia Mortgage Trust	0.0
Federal National Mortgage Assn.	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000161061
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	I Class
Trading Symbol	TRLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - I Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads fluctuated, ending slightly wider and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s security selection positively impacted performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as positioning in several individual securities, particularly intermediate-maturity holdings, added value. In addition, the fund’s allocation to two-year and five-year zero-coupon inflation swaps contributed positively to relative performance.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period, creating a more challenging backdrop for portions of the curve where the fund was positioned. The fund and the benchmark had similar exposure to short-term inflation protected bonds, but the specific TIPS held by the fund experienced slightly less favorable price movements than those in the index.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary geopolitical tensions and energy shocks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	502,988	511,616	503,271
2016	502,988	495,403	503,980
2017	507,503	500,416	508,736
2017	507,503	507,893	509,169
2017	508,510	514,136	509,756
2017	507,503	511,326	508,641
2018	507,487	502,944	507,273
2018	510,114	505,990	511,825
2018	513,068	508,741	514,332
2018	509,032	504,464	510,598
2019	515,493	518,886	516,360
2019	527,458	538,376	526,277
2019	534,079	560,492	533,285
2019	533,199	558,902	533,539
2020	543,984	579,506	543,666
2020	540,962	589,067	544,929
2020	561,113	596,775	561,231
2020	563,585	599,611	562,396
2021	575,521	587,524	572,218
2021	589,664	586,682	584,967
2021	597,280	596,272	593,311
2021	601,632	592,695	597,407
2022	604,827	571,989	601,782
2022	597,980	538,444	597,536
2022	587,709	527,606	589,359
2022	575,487	516,596	577,858
2023	574,088	516,381	576,625
2023	579,016	526,907	585,310
2023	579,016	521,310	586,659
2023	584,633	522,690	593,854
2024	591,744	533,562	601,525
2024	600,163	533,786	609,841
2024	613,950	559,349	624,206
2024	618,360	558,625	629,670
2025	631,590	564,552	642,643
2025	639,414	562,924	652,353
2025	654,012	576,891	667,868
2025	654,734	590,474	669,032
2026	661,296	599,896	675,463
2026	666,342	591,821	681,768

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Limited Duration Inflation Focused Bond Fund (I Class)	4.21%	2.48%	2.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.51	3.11	3.15

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,248,530,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,421,000
InvestmentCompanyPortfolioTurnover	33.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,248,530 Number of Portfolio Holdings50
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	95.1%
U.S. Treasury Inflation-Indexed Bonds	4.6
Sequoia Mortgage Trust	0.0
Federal National Mortgage Assn.	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219321
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	Z Class
Trading Symbol	TRPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads fluctuated, ending slightly wider and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s security selection positively impacted performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as positioning in several individual securities, particularly intermediate-maturity holdings, added value. In addition, the fund’s allocation to two-year and five-year zero-coupon inflation swaps contributed positively to relative performance.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period, creating a more challenging backdrop for portions of the curve where the fund was positioned. The fund and the benchmark had similar exposure to short-term inflation protected bonds, but the specific TIPS held by the fund experienced slightly less favorable price movements than those in the index.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary geopolitical tensions and energy shocks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,250	10,215	10,296
8/31/20	10,641	10,349	10,604
11/30/20	10,693	10,398	10,626
2/28/21	10,921	10,188	10,811
5/31/21	11,190	10,173	11,052
8/31/21	11,356	10,340	11,210
11/30/21	11,439	10,278	11,287
2/28/22	11,499	9,919	11,370
5/31/22	11,390	9,337	11,289
8/31/22	11,194	9,149	11,135
11/30/22	10,977	8,958	10,918
2/28/23	10,951	8,954	10,894
5/31/23	11,045	9,137	11,058
8/31/23	11,045	9,040	11,084
11/30/23	11,161	9,064	11,220
2/29/24	11,330	9,252	11,365
5/31/24	11,495	9,256	11,522
8/31/24	11,763	9,700	11,793
11/30/24	11,855	9,687	11,897
2/28/25	12,093	9,790	12,142
5/31/25	12,278	9,762	12,325
8/31/25	12,569	10,004	12,618
11/30/25	12,590	10,239	12,640
2/28/26	12,726	10,403	12,762
5/31/26	12,833	10,263	12,881

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 3/16/20
Limited Duration Inflation Focused Bond Fund (Z Class)	4.52%	2.78%	4.10%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.42
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.51	3.11	4.16

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,248,530,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,421,000
InvestmentCompanyPortfolioTurnover	33.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,248,530 Number of Portfolio Holdings50
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	95.1%
U.S. Treasury Inflation-Indexed Bonds	4.6
Sequoia Mortgage Trust	0.0
Federal National Mortgage Assn.	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless